Income Taxes - Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses	$ 88,392	$ 71,374
Tax credits	16,314	10,219
Accruals and stock-based compensation	3,313	4,671
Lease liability	2,621	3,796
Intangibles	1,413	90
Gross deferred tax assets	112,053	90,150
Valuation allowance	(105,781)	(85,677)	$ (71,340)
Total deferred tax assets	6,272	4,473
Deferred tax liabilities:
Right of use assets	(2,463)	(3,627)
Fixed assets	(3,809)	(846)
Total deferred tax liabilities	$ (6,272)	$ (4,473)